Cover	Oct. 03, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 03, 2022
Entity File Number	001-39576
Entity Registrant Name	Global Business Travel Group, Inc.
Entity Central Index Key	0001820872
Entity Tax Identification Number	98-0598290
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	666 3rd Avenue
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	679-1600
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Class A [Member]
Title of 12(b) Security	Class A common stock, $0.0001 per share
Trading Symbol	GBTG
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share [Member]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	GBTG.WS
Security Exchange Name	NYSE